Convertible Debts (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Debts [Abstract]
Schedule of Fair Value of the Convertible Debts

As of June 30, 2026 and December 31, 2025, the fair value of the convertible debts was:

	Fair value hierarchy	Valuation method	Fair value as of June 30, 2026	Fair value as of December 31, 2025
Fair value of convertible debts	Level 3	Black-Scholes Model for equity component and Discounted Cash Flow method for debt component	$9,916,643	$10,634,988